UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8985

LMP Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

LMP CORPORATE LOAN FUND INC.

FORM N-Q

JUNE 30, 2008

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited)	June 30, 2008

Face Amount	Security (a)(b)	Value
COLLATERALIZED SENIOR LOANS — 96.6%
Aerospace/Defense — 2.6%
$1,500,000	Be Aerospace Inc., Term Loan B, 4.240% to 4.780% due 10/20/08	$1,500,938
1,339,526	CACI International Inc., Term Loan, 3.950% to 4.320% due 9/17/08	1,320,271
1,161,161	ILC Industries Inc., First Lien Term Loan, 4.801% due 9/30/08	1,132,132
1,536,757	Transdigm Inc., Term Loan B, 4.801% due 9/23/08	1,494,256
	Total Aerospace/Defense	5,447,597
Automotive — 2.9%
	Hertz Corp.:
185,233	Synthetic Letter of Credit, 2.801% due 9/22/08	175,740
762,795	Term Loan, 4.230% to 4.480% due 7/21/08	723,702
1,212,750	Kar Holdings, Term Loan B, 5.060% due 9/30/08	1,099,813
521,842	Keystone Automotive Industries Inc., Term Loan B, 5.950% to 6.399% due 8/27/08	423,996
	Mark IV Industries Inc.:
443,910	First Lien Term Loan, 7.140% to 8.260% due 12/19/08	331,822
250,000	Second Lien Term Loan, 11.140% to 11.990% due 12/29/08	104,375
2,186,732	Tire Rack Inc., Term Loan B, 4.430% due 7/1/08	2,088,329
1,182,507	United Components Inc., Term Loan D, 4.580% to 4.720% due 8/11/08	1,135,207
	Total Automotive	6,082,984
Broadcast Radio and Television — 4.5%
2,276,786	Citadel Communication Group, Term Loan B, 4.115% to 4.435% due 9/30/08	1,977,958
1,056,567	CMP Susquehanna Corp., Term Loan B, 4.505% to 4.513% due 7/30/08	874,309
2,461,153	Lodgenet Entertainment Corp., Term Loan B, 4.810% due 9/30/08	2,278,104
2,785,659	National Cinemedia Inc., Term Loan B, 4.540% due 9/15/08	2,558,330
2,000,000	Univision Communications, Term Loan B, 4.733% to 5.149% due 7/31/08	1,651,250
	Total Broadcast Radio and Television	9,339,951
Building and Development — 5.0%
	Building Materials Holding Corp.:
672,775	Second Lien Term Loan, 8.313% due 7/28/08	538,780
1,637,687	Term Loan, 5.688% due 7/23/08	1,462,455
1,627,960	Capital Automotive REIT, Term Loan, 4.210% due 7/1/08	1,577,340
617,467	Contech Construction Products Inc., Term Loan, 4.490% to 4.770% due 8/7/08	543,371
586,401	Custom Building Products Inc., Term Loan B, 4.733% to 5.051% due 9/30/08	513,101
1,127,777	Infrastrux Group Inc., Term Loan B, 6.881% due 7/1/08 (c)	1,054,471
1,306,029	Panolam Industries International, Term Loan, 5.551% due 9/30/08	1,175,426
	Pike Electric Inc.:
906,996	Term Loan B, 4.000% due 7/14/08	879,219
202,688	Term Loan C, 4.000% due 7/21/08	196,481
1,211,262	Shea Capital I LLC, Term Loan, 5.000% to 5.500% due 9/30/08	859,996
2,500,000	South Edge LLC, Term Loan C, 5.250% due 7/31/08	1,556,250
	Total Building and Development	10,356,890
Business Equipment and Services — 8.3%
2,209,821	Asurion Corp., First Lien Term Loan, 5.784% due 8/6/08	2,058,817
1,203,563	Beacon Sales Acquisition Inc., Term Loan B, 4.649% to 5.750% due 9/30/08	1,032,055
1,335,450	Belfor U.S.A., Term Loan B, 5.456% due 7/3/08	1,328,772
442,610	Bright Horizons Family Solutions, Term Loan B, 7.500% due 12/31/08	436,939
	Deluxe Entertainment Service Group Inc.:
96,596	Canadian Term Loan, 5.051% due 9/30/08	86,936
51,540	Letter of Credit, 4.946% due 7/1/08	46,386
100,000	Second Lien Term Loan, 8.696% due 7/1/08	65,000
1,016,662	Term Loan, 4.899% to 5.149% due 9/30/08	914,995

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount	Security (a)(b)	Value
Business Equipment and Services — 8.3% (continued)
$1,164	Educate Services Inc., First Lien Term Loan, 5.051% to 6.250% due 9/30/08	$1,164
825,000	Intralinks Inc., Term Loan, 5.551% due 9/30/08	693,000
	JHCI Acquisitions Inc.:
580,486	First Lien Term Loan, 4.990% due 8/1/08	463,422
533,333	Second Lien, 7.990% due 8/1/08	385,333
457,143	Lender Processing Services Inc., 4.963% due 7/31/08	452,572
834,403	Maxim Crane Works, L.P., Term Loan B, 4.450% to 6.000% due 9/30/08	831,795
1,870,313	Metavante Corp., Term Loan B, 4.621% due 8/1/08	1,795,500
1,829,731	N.E.W. Customer Services Cos. Inc., First Lien Term Loan, 5.149% to 5.399% due 9/10/08	1,659,337
789,666	NCO Group, Term Loan, 6.890% to 7.060% due 9/29/08	762,686
687,500	Neff Corp., Second Lien Term Loan, 6.397% due 12/4/08	472,084
1,697,713	Riskmetrics Group Holdings LLC, Term Loan B, 4.946% due 7/1/08	1,651,026
1,860,902	U.S. Investigations Services LLC, Term Loan, 5.551% due 9/22/08	1,727,537
375,742	Verifone Inc., Term Loan, 5.650% due 7/30/08	360,712
	Total Business Equipment and Services	17,226,068
Cable and Satellite Television — 2.3%
579,992	Bragg Communications Inc., Term Loan B Tranche Two, 5.182% due 9/2/08	574,192
2,700,000	Insight Midwest Holdings LLC, Term Loan B, 4.690% due 7/2/08	2,602,133
1,000,000	Intelsat (Bermuda) Ltd., Term Loan, 5.200% due 7/7/08	1,007,761
623,304	NTL Investment Holdings Ltd., Term Loan B4, 4.937% due 7/23/08	599,619
	Total Cable and Satellite Television	4,783,705
Chemicals/Plastics — 4.8%
818,867	Hercules Inc., Term Loan B, 3.983% due 7/31/08	803,001
	Hexion Specialty Chemicals, Inc.:
1,686,636	Term Loan C4, 5.000% due 8/6/08	1,522,189
794,470	Term Loan C5, 5.063% due 9/30/08	717,009
510,968	Huish Detergents Inc., Term Loan B, 4.810% due 9/30/08	463,703
	Kik Custom Products:
94,967	Canadian Term Loan, 5.170% due 7/25/08	71,859
583,334	Second Lien Term Loan, 7.920% due 7/25/08	246,945
553,975	Term Loan B, 5.170% due 7/25/08	419,175
424,925	Polypore Inc., Term Loan B, 4.740% due 7/30/08	408,725
2,667,500	Rockwood Specialties Group Inc., Tranche E Term Loan, 4.399% due 7/31/08	2,576,042
	Texas Petrochemicals Corp.:
379,306	Letter of Credit, 5.375% due 9/30/08	354,652
1,123,766	Term Loan B, 5.375% to 5.438% due 9/30/08	1,050,721
1,448,982	Unifrax Corp., Term Loan B, 4.750% due 7/31/08	1,369,288
	Total Chemicals/Plastics	10,003,309
Conglomerates — 0.7%
	TriMas Corp.:
281,250	Letter of Credit, 4.803% due 7/1/08	266,485
1,197,422	Term Loan B, 5.157% due 7/28/08	1,134,557
	Total Conglomerates	1,401,042
Containers and Glass Products — 2.2%
	Crown Americas LLC:
980,000	Term Loan, 4.426% due 8/15/08	957,950
1,960,000	Term Loan B, 4.426% due 8/15/08	1,915,900
1,795,024	Graphic Packaging International Inc., First Lien Term Loan, 4.698% to 4.920% due 7/25/08	1,701,747
	Total Containers and Glass Products	4,575,597

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount	Security (a)(b)	Value
Cosmetics/Personal Care — 0.5%
$1,244,013	Vi-Jon, Term Loan B, 4.788% to 5.230% due 8/19/08	$1,141,382

Drugs — 2.1%
1,117,987	Cardinal Health Inc., Dollar Term Loan, 5.051% due 9/30/08	999,900
3,295,778	Royalty Pharma Finance Trust, Term Loan, 5.051% due 9/30/08	3,282,390
	Total Drugs	4,282,290
Ecological Services and Equipment — 0.9%
1,997,443	IESI Corp., Term Loan, 4.445% to 5.000% due 12/31/08	1,940,017

Electronics/Electric — 5.2%
	Bridge Information Systems Inc.:
401,726	Multi-Draw Term Loan, 7.750% due 9/30/08 (d)	12,855
745,037	Term Loan B, 8.000% due 9/30/08 (d)	23,841
	Dealer Computer Services:
1,000,000	Second Lien Term Loan, 8.301% due 9/30/08	962,500
1,948,903	Term Loan, 4.801% due 9/30/08	1,859,984
2,250,106	Intergraph Corp., First Lien Term Loan, 4.646% due 8/28/08	2,165,727
1,196,000	Macrovision Solutions Corp., Term Loan, 7.250% due 7/2/08	1,197,495
1,602,956	Sabre Inc., Term Loan B, 4.483% to 4.899% due 7/31/08	1,328,737
2,227,500	Travelport, Delayed Draw Term Loan, 4.733% due 7/31/08	2,013,103
1,226,925	Vertafore Inc., First Lien Term Loan, 5.138% due 8/26/08	1,159,444
	Total Electronics/Electric	10,723,686
Equipment Leasing — 0.5%
1,026,095	Rent-a-Center Inc., Term Loan B, 4.470% to 4.570% due 9/19/08	995,312

Finance — 0.1%
262,197	CB Richard Ellis Group Inc., Term Loan B, 3.982% due 7/21/08	247,940

Food Products — 4.6%
	American Seafoods Group LLC:
1,043,838	Term Loan B1, 4.551% due 9/30/08	994,255
821,086	Term Loan B2, 4.551% due 9/30/08	782,084
860,862	Birds Eye Foods Inc., Term Loan, 4.560% due 9/30/08	826,428
1,665,567	Michael Foods Inc., Term Loan B-1, 4.845% to 5.194% due 12/19/08	1,632,256
1,751,255	NPC International, Term Loan B, 4.230% to 4.620% due 9/30/08	1,619,911
1,346,599	Pinnacle Foods Group Inc., Term Loan B, 5.209% to 5.558% due 10/2/08	1,258,734
2,791,829	Reddy Ice Group Inc., Term Loan, 4.460% due 7/15/08	2,428,891
	Total Food Products	9,542,559
Food/Drug Retailers — 1.6%
1,051,606	General Nutrition Centers, Term Loan B, 4.940% to 5.060% due 9/30/08	969,230
1,860,867	Sbarro Inc., Term Loan B, 4.983% due 7/31/08	1,549,172
933,916	Smart & Final, First Lien Term Loan, 5.483% to 5.920% due 9/30/08	863,872
	Total Food/Drug Retailers	3,382,274
Forest Products — 2.0%
2,887,500	Domtar Inc., Term Loan, 3.858% due 7/31/08	2,795,911
	Smurfit-Stone Container Corp.:
261,990	Deposit Funded Loan, 4.684% due 7/1/08	255,040
293,721	Term Loan B, 4.500% to 4.688% due 9/3/08	285,929
557,956	Term Loan C, 4.500% to 4.688% due 9/3/08	543,155
181,744	Term Loan C1, 4.500% due 7/1/08	176,923
	Total Forest Products	4,056,958

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount	Security (a)(b)	Value
Healthcare — 7.7%
$1,759,291	AMN Healthcare, Term Loan B, 4.551% due 9/30/08	$1,718,607
	Carestream Health Inc.:
1,402,649	First Lien Term Loan, 4.483% to 4.899% due 9/30/08	1,250,696
1,000,000	Second Lien Term Loan, 7.899% to 8.149% due 8/29/08	716,667
3,250,000	Davita Inc., Term Loan B1, 3.990% to 4.220% due 8/26/08	3,129,548
1,399,219	DJO Finance LLC, Term Loan B, 5.483% to 5.801% due 9/30/08	1,364,238
2,464,461	Education Management Corp., Term Loan B, 4.563% due 9/30/08	2,286,815
1,102,493	Fresenius Medical Care Holdings Inc., Term Loan B, 4.019% to 4.184% due 9/30/08	1,072,863
1,702,898	Medassets Inc., Term Loan B, 6.696% to 6.801% due 9/30/08	1,690,126
	Talecris Biotherepeutics Inc.:
477,558	First Lien Term Loan, 6.180% due 8/14/08	440,547
930,851	Second Lien Term Loan, 9.180% due 8/14/08	843,584
1,545,173	Vicar Operating Inc., Term Loan, 4.000% due 7/31/08	1,498,818
	Total Healthcare	16,012,509
Home Furnishings — 0.5%
	BL Sleep Innovations:
500,000	Second Lien Term Loan, 10.790% due 9/12/08	26,875
1,098,493	Term Loan, 5.000% to 6.290% due 9/30/08	313,071
750,269	Simmons Co., Term Loan D, 4.500% to 7.250% due 12/31/08	698,688
	Total Home Furnishings	1,038,634
Hotels/Motels/Inns and Casinos — 4.4%
2,724,212	Alliance Gaming Corp., Term Loan B, 7.364% due 7/9/08	2,700,375
1,836,745	Ameristar Casinos Inc., Initial Term Loan, 5.017% due 8/29/08	1,781,643
2,431,250	Penn National Gaming Inc., Term Loan B, 4.200% to 4.660% due 8/8/08	2,362,027
	Seminole Tribe of Florida:
292,713	Term Loan, 4.188% to 4.313% due 9/24/08	284,114
1,053,745	Term Loan B2, 4.188% due 9/2/08	1,022,791
1,002,024	Term Loan B3, 4.250% due 7/15/08	972,590
	Total Hotels/Motels/Inns and Casinos	9,123,540
Industrial Equipment — 3.5%
1,547,237	Baldor Electric Co., Term Loan B, 4.250% to 4.688% due 7/30/08	1,498,112
1,718,709	Flowserve Corp., Term Loan, 4.250% to 4.313% due 9/30/08	1,669,296
	LN Acquisition Corp.:
150,000	Delayed Draw Term Loan B, 5.400% to 6.500% due 9/30/08	142,500
400,000	First Lien Term Loan, 5.000% to 5.400% due 9/30/08	380,000
277,778	Second Lien Term Loan, 8.460% due 7/14/08	258,333
1,895,679	Oshkosh Truck Corp., Term Loan B, 4.200% to 4.430% due 9/8/08	1,785,099
	Veyance Technologies Inc.:
218,202	Delayed Draw Term Loan, 4.990% due 7/30/08	197,200
1,523,575	Term Loan B, 5.400% due 7/30/08	1,376,931
	Total Industrial Equipment	7,307,471
Leisure — 5.0%
685,537	Amscan Holdings Inc., Term Loan B, 4.733% to 6.250% due 9/30/08	606,701
	Auto Europe Group LLC:
645,476	First Lien Term Loan, 5.233% due 7/31/08	635,794
1,000,000	Second Lien Term Loan, 8.983% due 7/31/08	935,000
2,915,358	Regal Cinemas Inc., Term Loan, 4.301% due 9/30/08	2,768,780
1,852,069	Universal City Development Partners, L.P., Term Loan B, 4.210% to 4.470% due 8/20/08	1,805,767
2,229,562	Warner Music Group Acquisition Corp., Term Loan, 4.481% to 4.920% due 8/29/08	2,116,226

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount	Security (a)(b)	Value
Leisure — 5.0% (continued)
$1,813,202	Zuffa, Term Loan B, 4.563% due 7/23/08	$1,554,821
	Total Leisure	10,423,089
Non-Ferrous Metals/Materials — 2.3%
1,042,222	Compass Minerals Group Inc., Term Loan, 3.990% to 6.590% due 9/30/08	1,009,653
	Novelis, Inc.:
395,168	CA Term Loan, 4.810% due 9/30/08	378,209
869,370	US Term Loan, 4.810% due 9/30/08	832,059
	Oxbow Carbon and Minerals Holdings LLC:
71,889	Delayed Draw Term Loan B, 4.801% due 9/30/08	68,025
803,014	Term Loan, 4.471% to 5.500% due 9/30/08	759,852
1,682,571	Walter Industries Inc., Term Loan B, 5.483% to 5.801% due 9/30/08	1,636,300
	Total Non-Ferrous Metals/Materials	4,684,098
Oil & Gas — 7.2%
	Alon USA Inc.:
316,229	Edgington Term Loan, 4.899% due 8/29/08	272,747
2,529,833	Paramount Term Loan, 4.733% to 4.899% due 8/29/08	2,181,981
1,434,374	Astoria Generating Co. Acquisitions LLC, Term Loan B, 4.430% due 8/25/08	1,389,550
	Coffeyville Resources LLC:
345,413	Letter of Credit, 5.448% due 7/1/08	328,142
1,120,885	Tranche D Term Loan, 5.448% to 6.750% due 9/30/08	1,064,841
1,223,046	Dresser Inc., Term Loan B, 4.983% to 5.219% due 8/18/08	1,179,628
813,706	Helix Energy Solutions Group Inc., Term Loan B, 4.483% to 4.710% due 7/31/08	792,346
1,573,822	Hercules Offshore Inc., Term Loan B, 4.450% due 7/1/08	1,531,853
1,247,763	Semgroup, L.P., Term Loan, 4.899% due 7/30/08	1,216,568
	Targa Resources:
378,682	Synthetic Letter of Credit, 4.696% due 7/7/08	369,530
667,016	Term Loan B, 4.649% to 4.801% due 9/30/08	650,896
1,859,244	Volnay Acquisition Co. I, Term Loan B, 4.483% to 4.801% due 9/30/08	1,827,289
2,298,214	Western Refining Co., L.P., Term Loan, 4.649% due 7/30/08	2,148,830
	Total Oil & Gas	14,954,201
Publishing — 3.9%
1,576,991	Advanstar Communications Inc., First Lien Term Loan, 5.051% due 9/30/08	1,308,902
2,500,000	Dex Media East LLC, Delayed Draw Term Loan B, 4.490% to 4.810% due 9/30/08	2,261,457
	Gatehouse Media Operating Inc.:
262,973	Delayed Draw Term Loan, 4.650% to 4.720% due 8/29/08	186,711
704,769	Term Loan B, 4.650% due 8/29/08	500,386
1,000,000	Lamar Media Corp., Term Loan, 4.000% due 7/30/08	963,750
1,665,884	R.H. Donnelley Inc., Term Loan D-1, 4.150% to 6.750% due 9/17/08	1,637,772
1,432,536	Wenner Media LLC, Term Loan B, 4.551% due 9/30/08	1,346,584
	Total Publishing	8,205,562
Retailers — 2.7%
1,337,368	Claire’s Stores Inc., Term Loan B, 5.399% to 5.551% due 9/30/08	974,885
263,158	J Crew Group, Term Loan B, 4.454% to 4.796% due 10/27/08	250,000
1,124,958	Michaels Stores Inc., Term Loan B, 5.000% to 5.750% due 7/31/08	939,574
2,468,354	Neiman-Marcus Group Inc., Term Loan, 4.422% due 9/8/08	2,359,130
1,231,250	Petco Animal Supplies Inc., Term Loan, 4.733% to 5.149% due 9/30/08	1,139,522
	Total Retailers	5,663,111
Steel — 0.3%
	Tube City IMS Corp.:
81,081	Letter of Credit, 5.151% due 9/30/08	75,000

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount	Security (a)(b)	Value
Steel — 0.3% (continued)
$660,557	Term Loan, 5.051% due 9/30/08	$611,016
	Total Steel	686,016
Surface Transport — 0.3%
	Coach America Holdings Inc.:
496,513	First Lien Term Loan B, 5.231% to 5.448% due 7/23/08	404,658
500,000	Second Lien Term Loan, 9.310% due 9/29/08	225,000
103,419	Synthetic Letter of Credit, 5.446% due 9/30/08	84,286
	Total Surface Transport	713,944
Telecommunications/Cellular Communications — 4.4%
2,390,833	Centennial Communications Corp., New Term Loan, 4.483% to 4.801% due 9/30/08	2,340,626
527,043	Cricket Communications Inc., Term Loan B, 6.500% due 9/30/08	520,381
1,481,250	Crown Castle Operating Co., Term Loan B, 4.301% due 9/30/08	1,415,520
265,211	Hargray Communications Group Inc., Term Loan B, 5.051% due 9/30/08	243,331
1,955,101	Metropcs Wireless Inc., Term Loan B, 4.750% to 5.125% due 8/1/08	1,872,621
2,718,978	Ntelos Inc., First Lien Term Loan, 5.270% due 8/29/08	2,665,732
	Total Telecommunications/Cellular Communications	9,058,211
Utilities — 3.6%
1,525,907	Calpine Corporation, First Priority Term Loan, 5.685% due 9/30/08	1,461,904
	Covanta Holding Corp.:
164,948	Letter of Credit, 4.088% due 7/7/08	157,526
330,863	Term Loan B, 4.188% to 4.313% due 9/30/08	315,975
	Firstlight Power Resources Inc.:
105,691	Letter of Credit, 5.250% due 7/7/08	99,702
250,000	Second Lien Term Loan, 7.313% due 9/25/08	225,000
860,331	Term Loan B, 5.310% due 9/22/08	811,579
940,572	Mirant North America LLC, Term Loan B, 4.233% due 7/31/08	911,032
1,466,667	Reliant Energy Inc., Letter of Credit, 2.339% due 7/1/08	1,400,667
	TPF Generation Holdings LLC:
154,214	Letter of Credit, 4.696% due 7/7/08	149,251
48,343	Revolver, 6.830% due 7/7/08	46,787
761,111	Term Loan B, 4.801% due 9/30/08	736,613
1,211,968	USPF Holdings LLC, Term Loan, 4.198% to 4.466% due 7/11/08	1,108,951
	Total Utilities	7,424,987
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $216,482,994)	200,824,934
SHORT-TERM INVESTMENT — 3.4%
U.S. Government & Agency Obligation — 3.4%
6,983,000	FHLB Consolidated Discount Note, 0.000% due 7/1/08 (Cost - $6,983,000)	6,983,000
	TOTAL INVESTMENTS — 100.0% (Cost — $223,465,994#)	$207,807,934

(a)	The maturity date represents the last in range of maturity dates.
(b)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.
(c)	Payment in kind security for which part of the income earned may be paid as additional principle.
(d)	Security is currently in default.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
FHLB - Federal Home Loan Bank
Term - Term Loan typically with a First Lien on specified assets.
Second Lien - Subordinate Loan to first Lien.

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Collateralized senior loans are valued at readily ascertainable market values provided by an independent pricing service. Securities for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), with the assistance of the Citigroup Alternative Investments LLC (“CAI”), the Fund’s sub-adviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. LMPFA may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates fair value.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$248,243
Gross unrealized depreciation	(15,906,303)
Net unrealized depreciation	$(15,658,060)

3.  Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its December 31, 2008 Form N-Q.

*  *  *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  August 26, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  August 26, 2008